Significant Accounting Policies - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Cash paid during the year for:
Interest, net of amounts capitalized	$ 1,377,781	$ 1,563,152	$ 1,120,191
Income tax payments (refunds), net	$ 37,559	$ 24,587	$ 15,361